Summary Of Business Activities - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended
	Apr. 03, 2013	Oct. 31, 2013	Sep. 29, 2013	Dec. 30, 2012 Segment	Dec. 25, 2011	Mar. 12, 2013 Common Stock [Member]
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Percent of Peak Finance Holdings LLC owned by Pinnacle Foods Inc			100.00%	100.00%
Percent of Pinnacle Foods Finance owned by Peak Finance Holdings LLC			100.00%	100.00%
Potential shares to acquire				5,192,974
Number of Operating Segments			3	3
Ownership Transfer Among Related Owners		30,700,000
Stock split ratio						55.2444
Common stock par value			$ 0.01	$ 0.01	$ 0.01
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,618,307
Initial Public Offering, Issued, Shares	33,350,000
Share Price	$ 20.00
Share Price, Net of Underwriting Discounts	$ 18.80
Net proceeds from initial public offering	$ 623.9
Proceeds from the issuance of intial public offering gross of underwriter expense	667.0
Payments of Stock Issuance Costs	$ 43.1